Jul. 31, 2023
Invesco Master Loan Fund
Invesco Master Loan Fund
SUPPLEMENT DATED JULY 31, 2023 TO THE CURRENT
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Master Loan Fund
(the “Fund”):
This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Prospectus and SAI and retain it for future reference.
On July 28, 2023, the Board of Trustees of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Board”) approved a Plan of Liquidation and Dissolution (the “Plan”), which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund is closed to investments effective as of the date of this supplement as the Fund prepares for liquidation on or about December 1, 2023 (the “Liquidation Date”) as described below. The liquidation may occur sooner if at any time before the Liquidation Date there are no shares outstanding in the Fund. The liquidation may also be delayed or occur sooner if unforeseen or unusual circumstances arise or if otherwise determined by an officer of the Fund to be necessary or appropriate. Shareholders of the Fund may redeem their shares at any time prior to the Liquidation Date. The Fund reserves the right, in its discretion, to modify the extent to which sales of shares are limited prior to the Liquidation Date.
To prepare for the closing and liquidation of the Fund, the Fund’s portfolio managers are expected to increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and may no longer be managed to meet its investment objective. On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved. The Fund is classified as a partnership for U.S. federal income tax purposes. As the Fund liquidates its holdings, it may recognize a taxable gain or loss, which will be allocated to its shareholders. In general, distributions of money by the Fund to a shareholder will represent a non-taxable return of capital up to the amount of such shareholder's adjusted tax basis in such shareholder's shares. A shareholder will recognize gain to the extent that any money distributed by the Fund exceeds such shareholder's adjusted tax basis in such shareholder's shares. A shareholder will recognize loss to the extent of the excess of the adjusted basis of such shareholder's interest in the Fund over the amount of any money distributed by the Fund to such shareholder. Please consult your tax advisor about the potential tax consequences.

The following information is added to the sections titled “Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings –- Risks” in the Prospectus: